UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

 /s/    Michael H. Kossman     San Francisco, CA     November 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $298,099 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      466     1221 SH       SOLE                     1221        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     2305    75709 SH       SOLE                    75709        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2990       28 SH       SOLE                       28        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    32489   457331 SH       SOLE                   457331        0        0
EXXON MOBIL CORP               COM              30231G102      272     3744 SH       SOLE                     3744        0        0
GENERAL ELECTRIC CO            COM              369604103      233    15296 SH       SOLE                    15296        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    75116  1699450 SH       SOLE                  1699450        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      208    18939 SH       SOLE                    18939        0        0
ISHARES TR                     S&P 500 INDEX    464287200    12361   108729 SH       SOLE                   108729        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      907    25845 SH       SOLE                    25845        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1478    30940 SH       SOLE                    30940        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2600    45942 SH       SOLE                    45942        0        0
ISHARES TR                     RUSSELL 1000     464287622    10795   172606 SH       SOLE                   172606        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2769    48557 SH       SOLE                    48557        0        0
ISHARES TR                     RUSSELL 2000     464287655     2408    37443 SH       SOLE                    37443        0        0
ISHARES TR                     RUSL 3000 VALU   464287663      549     7416 SH       SOLE                     7416        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158      965     9050 SH       SOLE                     9050        0        0
ISHARES TR                     MSCI ACWI EX     464288240     1071    30565 SH       SOLE                    30565        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      216     5529 SH       SOLE                     5529        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      261     7459 SH       SOLE                     7459        0        0
ISHARES TR                     S&P CAL AMTFR MN 464288356      312     2848 SH       SOLE                     2848        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     5495    52851 SH       SOLE                    52851        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     1770    44986 SH       SOLE                    44986        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2128    51279 SH       SOLE                    51279        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      506     9004 SH       SOLE                     9004        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    17123   534270 SH       SOLE                   534270        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     6533   260089 SH       SOLE                   260089        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    53351   471507 SH       SOLE                   471507        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1746    34330 SH       SOLE                    34330        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      658    11835 SH       SOLE                    11835        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      893    18975 SH       SOLE                    18975        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    45066  1163890 SH       SOLE                  1163890        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    12059   336561 SH       SOLE                   336561        0        0